Business Combination (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Predecessor [Member]
Business Acquisition [Line Items]
Share price	$ 9.94
Business combination goodwill	$ 44,200
Acquisition-related costs
Predecessor [Member] | KINS [Member]
Business Acquisition [Line Items]
Acquisition-related costs	3,000
Predecessor [Member] | Merger Agreement [Member]
Business Acquisition [Line Items]
Aggregate purchase price assets and liabilities	$ 69,928
Predecessor [Member] | Merger Agreement [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Consideration transferred in connection	1,547,700
Predecessor [Member] | Merger Agreement [Member] | Common Class C [Member]
Business Acquisition [Line Items]
Consideration transferred in connection	5,487,300
Successor [Member]
Business Acquisition [Line Items]
Acquisition-related costs		$ 543
Measurement period adjustment description				The Company continued to refine its inputs and estimates inherent in (i) the valuation of intangible assets, (ii) deferred income taxes, (iii) realization of tangible assets and (iv) the accuracy and completeness of liabilities through March 14, 2024, when the purchase price allocation was finalized.